UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22588

BPV Family of Funds

(Exact name of registrant as specified in charter)

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Address of principal executive offices) (Zip code)

Reed Keller

9202 South Northshore Drive, Suite 300

Knoxville, TN 37922

(Name and Address of Agent for Service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code: 865-243-8000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

Schedule of Investments

BPV Core Diversification Fund

As of December 31, 2013 (Unaudited)

			Shares	Value

EXCHANGE TRADED FUNDS - 94.70%
Common Equity - 39.46%
SPDR® S&P 500® ETF Trust(a)			153,180	$28,287,751
Vanguard FTSE Europe ETF			41,085	2,415,798

Total Common Equity				30,703,549

Fixed Income - 2.99%
Peritus High Yield ETF			44,935	2,324,038

Other and Alternative Assets - 27.57%
PowerShares® DB Agriculture Fund(b)			177,090	4,296,204
PowerShares® DB Base Metals Fund(b)			200,605	3,382,200
PowerShares® DB US Dollar Index Bullish Fund(b)			236,585	5,091,309
SPDR® Gold Shares(b)			23,600	2,741,612
United States Natural Gas Fund LP(b)			142,060	2,939,222
United States Oil Fund LP(a)(b)			84,945	3,000,257

Total Other and Alternative Assets				21,450,804

U.S. Government & Agency Obligations - 24.68%
iShares® Barclays 20+ Year Treasury Bond Fund			188,490	19,199,591

TOTAL EXCHANGE TRADED FUNDS (Cost $69,614,296)				73,677,982

PURCHASED OPTIONS - 0.97%	Expiration Date	Exercise Price	Contracts	Value

Purchased Put Options
iShares® 20+ Year Treasury Bond Fund:
	03/2014	$105.00	260	121,550
	06/2014	108.00	600	525,000

iShares® Barclays 20+ Year Treasury Bond Fund	01/2014	110.00	75	61,313

United States Natural Gas Fund LP	01/2014	20.00	1,400	44,100

Total Purchased Put Options (Cost $603,843)				751,963

TOTAL PURCHASED OPTIONS (Cost $603,843)				751,963

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS - 3.72%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class	0.03117%	2,897,502	$2,897,502

TOTAL SHORT TERM INVESTMENTS (Cost $2,897,502)			2,897,502

Total Investments - 99.39% (Cost $73,115,641)			77,327,447

Other Assets in Excess of Liabilities - 0.61%			469,642

Net Assets - 100.00%			$77,797,089

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Non-income producing security.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
United States Natural Gas Fund LP	01/2014	$23.00	(1,400)	$(18,200)

Total Written Call Options (Premiums received $63,730)				(18,200)

Written Put Options
iShares® 20+ Year Treasury Bond Fund	06/2014	96.00	(600)	(109,500)

Total Written Put Options (Premiums received $111,972)				(109,500)

TOTAL WRITTEN OPTIONS (Premiums received $175,702)				$(127,700)

Investment Abbreviations:

DB - Deutsche Bank

ETF - Exchange Trade Fund

FTSE - Financial Times and the London Stock Exchange

LP - Limited Partnership

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

Schedule of Investments

BPV Wealth Preservation Fund

As of December 31, 2013 (Unaudited)

			Shares	Value

EXCHANGE TRADED FUNDS - 50.70%
Common Equity - 50.70%
SPDR® S&P 500® ETF Trust(a)			218,000	$40,258,060

TOTAL EXCHANGE TRADED FUNDS (Cost $33,181,338)				40,258,060

PURCHASED OPTIONS - 0.36%	Expiration Date	Exercise Price	Contracts	Value

Purchased Put Options
SPDR® S&P 500® ETF Trust:
	03/2014	$172.00	1,860	248,310
	03/2014	170.00	320	40,800

Total Purchased Put Options (Cost $554,211)				289,110

TOTAL PURCHASED OPTIONS (Cost $554,211)				289,110

		7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS - 48.03%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class		0.03117%	38,133,783	38,133,783

TOTAL SHORT TERM INVESTMENTS (Cost $38,133,783)				38,133,783

Total Investments - 99.09% (Cost $71,869,332)				78,680,953

Other Assets in Excess of Liabilities - 0.91%				721,670 (b)

Net Assets - 100.00%				$79,402,623

(a)	Security, or portion of security, is being held as collateral for written options contracts.
(b)	Includes cash which is being held as collateral for written options contracts.

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
SPDR® S&P 500® ETF Trust:
	03/2014	$190.00	(1,860)	$(345,960)
	03/2014	180.00	(70)	(54,110)
	03/2014	181.00	(250)	(175,000)

Total Written Call Options (Premiums received $298,559)				(575,070)

TOTAL WRITTEN OPTIONS (Premiums received $298,559)				$(575,070)

Investment Abbreviations:

ETF - Exchange Trade Fund

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

BPV Family of Funds	Notes to Quarterly Schedule of Investments

December 31,2013 (Unaudited)

1. ORGANIZATION

The BPV Family of Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on July 19, 2011 as a Delaware statutory trust. The Trust currently offers Institutional Shares and Advisor Shares of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (each a “Fund” and collectively, the “Funds”). The BPV Core Diversification Fund is a diversified portfolio with an investment objective to seek long term capital appreciation and the BPV Wealth Preservation Fund is a diversified portfolio with an investment objective to simultaneously seek capital preservation while generating long-term capital appreciation.

The Institutional Shares’ Inception date and commencement of operations was October 5, 2011. The Advisor Shares’ inception date was December 31, 2012 and operations commenced on January 2, 2013.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust permits the Board of Trustees (“Trustees”) to create additional funds and share classes.

BPV Capital Management, LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser for each Fund. The Adviser is controlled by Northshore Management Company, LLC (“Northshore”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the mean between the bid and ask price. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value. Exchange listed options are valued using the mean of the bid and ask price. If no quotations are available, the options will be fair valued as determined in good faith by or under the direction of the Trustees. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service, one or more dealers that make markets in such securities, or at fair value. Other assets and securities for which no quotations are readily available are valued at fair value. Exchange-Traded Funds (“ETFs”) — The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31,2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of December 31, 2013:

BPV Core Diversification Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$73,677,982	$–	$–	$73,677,982
Purchased Options	751,963	–	–	751,963
Short Term Investments	2,897,502	–	–	2,897,502

Total	$77,327,447	$–	$–	$77,327,447

Other Financial Instruments

Liabilities
Written Options	$(127,700)	$–	$–	$(127,700)

Total	$(127,700)	$–	$–	$(127,700)

BPV Wealth Preservation Fund
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$40,258,060	$–	$–	$40,258,060
Purchased Options	289,110	–	–	289,110
Short Term Investments	38,133,783	–	–	38,133,783

Total	$78,680,953	$–	$–	$78,680,953

Other Financial Instruments

Liabilities
Written Options	$(575,070)	$–	$–	$(575,070)

Total	$(575,070)	$–	$–	$(575,070)

*	See Schedule of Investments for industry classifications.

There were no transfers between Levels 1 and 2 during the period ended December 31, 2013. For the period ended December 31, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

Derivative Financial Instruments — The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors — In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives — The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. All option contracts held during the period ended December 31, 2013 are exchange traded.

Option Writing/Purchasing — The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity in the Funds for the period ended December 31, 2013 is as follows:

BPV Core Diversification Fund	Calls		Puts

Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums

Options outstanding at 3/31/2013	650	$73,499	650	$71,610
Options Written	3,115	245,968	600	111,972
Options Expired	(650)	(73,499)	(650)	(71,610)
Options Closed	(1,715)	(182,238)	-	-
Options Exercised	-	-	-	-

Options outstanding at 12/31/2013	1,400	$63,730	600	$111,972

BPV Wealth Preservation Fund	Calls		Puts

Written Options:	Number of Contracts	Contract Premiums	Number of Contracts	Contract Premiums

Options outstanding at 3/31/2013	1,140	$1,809,932	-	$-
Options Written	7,670	4,477,064	110	3,859
Options Expired	-	-	(110)	(3,859)
Options Closed	(6,151)	(5,237,656)	-	-
Options Exercised	(479)	(750,781)	-	-

Options outstanding at 12/31/2013	2,180	$298,559	-	$-

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at December 31, 2013 is as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
BPV Core Diversification Fund	$ 73,850,525	$ 7,402,828	$(3,925,906)	$3,476,922
BPV Wealth Preservation Fund	$ 75,622,182	$ 3,323,872	$(265,101)	$3,058,771

The difference between book basis and tax basis net unrealized appreciation for the BPV Core Diversification Fund is attributable to wash sales, the investments in partnerships, and grantor trusts (SPDR Gold Trust). The difference between book basis and tax basis net unrealized appreciation for the BPV Wealth Preservation Fund is attributable to wash sales and the recognition of constructive gain.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BPV Family of Funds

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Reed Keller
Reed Keller, President & Trustee

Date:	February 28, 2014

By:	/s/ Kim Storms
Kim Storms, Treasurer

Date:	February 28, 2014